Financial Instruments - Summary of Other Liabilities Related to Business Combination (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Increase in profit or loss, Risk adjusted discount rate	$ 77	$ 179
Decrease in Profit or loss, Risk adjusted discount rate	$ (79)	$ (185)